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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/X/ Pre-Effective Amendment No. _2_
/ / Post-Effective Amendment No. ___

Robeco-Sage Multi-Strategy Fund, L.L.C.
(Exact name of registrant as specified in charter)

909 Third Avenue
32nd Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

(212) 908-9660
(Registrant's telephone number, including area code).

909 Third Avenue
32nd Floor
New York, New York 10022
(212) 908-9660
(Name and address of agent for service)

Copy to:

George M. Silfen, Esq. Schulte Roth & Zabel LLP 919 Third Avenue New York, New York 10022

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Units of Limited Liability Company Interests of Robeco-Sage Multi-Strategy Fund, L.L.C.	$21,000,000.00(2)	$2,438.10(3)

(1)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.

(2)	Previously registered.

(3)	Previously paid.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Registration Statement") is being filed solely for the purpose of updating Exhibit 14 of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Commission on June 17, 2011.  Accordingly, Parts A and B of Pre-Effective Amendment No. 1 are incorporated in their entirety by reference herein.

 PART C

OTHER INFORMATION

Item 15.	Indemnification with respect to the Registrant.

Reference is made to Section 3.8 of the Registrant's Fourth Amended and Restated Limited Liability Company Agreement (the "Company Agreement"), attached to the Registrant's prospectus.  The Registrant hereby undertakes that it will apply the indemnification provision of the Company Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of such Act remains in effect.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Manager, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Pursuant to the Amended and Restated Distribution Agreement between the Registrant and Robeco Securities, L.L.C. (the "Distributor"), the Distributor will indemnify and hold harmless the Registrant and each of its managers and officers and each person, if any, who controls the Registrant, against any loss, liability, claim, damage or expense, as incurred, arising by reason of any person acquiring any interests, which may be based upon the Securities Act, or on any other statute or at common law, on the ground that any registration statement or other offering materials, as from time to time amended and supplemented, or an annual or interim report to members of the Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Distributor, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Registrant in writing by or on behalf of the Distributor for use in connection with the registration statement or other offering materials, as from time to time amended, or the annual or interim reports to members.

Additionally, pursuant to the Selected Dealer Agreement, any selected dealer (the "Selected Dealer") appointed by the Distributor will indemnify and hold harmless the Distributor, the Registrant, each person affiliated with the Distributor or the Registrant, and their respective officers, directors, employees, partners and shareholders from and against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) as incurred, arising in connection with the Selected Dealer's violation of any of the provisions of the Selected Dealer Agreement. The foregoing indemnity does not protect the Distributor, the Registrant or any such affiliated persons, officers, directors, shareholders, partners or employees thereof against any liability to the Registrant of its security holders to which the Distributor, the Registrant or any such person would otherwise be subject by reason of 1) willful misfeasance, bad faith or gross negligence in the performance of their duties to the Registrant or the Registrant's security holders, or 2) reckless disregard of the their obligations and duties under the Selected Dealer Agreement.

Item 16.

Number	Description
(1)(a)
Certificate of Formation, dated December 6, 2005, is incorporated by reference to Exhibit 25(2)(a)(1) of the Registrant's Registration Statement on Form N-2, File No. 333-125921, filed on June 17, 2005.

(1)(b)
Certificate of Amendment of the Certificate of Formation, dated January 13, 2006, is incorporated by reference to Exhibit 25(2)(a)(2) of the Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-125921, filed on October 27, 2006.

(1)(c)
Fourth Amended and Restated Limited Liability Company Agreement, dated August 25, 2010, is incorporated by reference to Appendix A to the Prospectus included in the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-174009, filed on June 17, 2011.

(2)	Not Applicable
(3)	Not Applicable
(4)
Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit A included in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-174009, filed on June 17, 2011.

(5)	Incorporated by reference to Exhibits (1)(a) and (1)(b) above.
(6)
Form of Investment Advisory Agreement between the Registrant and Robeco is incorporated by reference to Exhibit 25(2)(g) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

(7)(a)
Form of Distribution Agreement between the Registrant and Robeco Securities, L.L.C. and Form of Selected Dealer Agreement is incorporated by reference to Exhibit 25(2)(h) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

(7)(b)
Form of Amended and Restated Distribution Agreement between the Registrant and Robeco Securities, L.L.C. and Form of Amended and Restated Selected Dealer Agreement is incorporated by reference to Exhibit 25(2)(h) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on June 21, 2010.

7(c)
Form of Member Services Agreement between the Registrant and Robeco Securities, L.L.C. is incorporated by reference to Exhibit 25(2)(k)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

7(d)
Form of Amended and Restated Member Services Agreement between the Registrant and Robeco Securities, L.L.C. is incorporated by reference to Exhibit 25(2)(h) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on June 21, 2010.

(8)	Not Applicable
(9)
Form of Custodian Services Agreement between the Registrant and SEI Private Trust Company is incorporated by reference to Exhibit 25(2)(j) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

(10)	Not Applicable
(11)
Opinion and Consent of Schulte Roth & Zabel LLP is incorporated by reference to Exhibit 11 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-174009, filed on June 17, 2011.

(12)	Not Applicable
(13)(a)
Form of Administration Agreement between the Registrant and SEI Investments Global Funds Services is incorporated by reference to Exhibit 25(2)(k)(4) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

(13)(b)
Form of Escrow Agreement between the Registrant and UMB Bank, n.a. is incorporated by reference to Exhibit 25(2)(k)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

(13)(c)
Form of Master/Feeder Agreement is incorporated by reference to Exhibit 25(2)(k)(5) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File No. 333-154909, filed on December 24, 2008.

(14)	Consent of the independent registered public accounting firm of the Registrant filed herewith.

(15)	Not Applicable
(16)	Power of Attorney is incorporated by reference to Exhibit 16 of Registrant's Registration Statement on Form N-14, File No. 333-174009, filed on May 6, 2011.

Item 17. Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus  will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph  (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration  statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and Robeco-Sage Multi-Strategy Master Fund, L.L.C. certify that they have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of June, 2011.

ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C. ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
By:	/s/ Timothy J. Stewart Timothy J. Stewart Principal Manager and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities as managers and officers of Robeco-Sage Multi-Strategy Fund, L.L.C. and Robeco-Sage Multi-Strategy Master Fund, L.L.C., and on the dates indicated.

Signature	Title	Date

/s/ Timothy J. Stewart	Principal Manager, President and Chief	June 30, 2011
Timothy J. Stewart	Executive Officer
/s/Charles S. Crow, III*	Manager	June 30, 2011
Charles S. Crow, III
/s/ Richard B. Gross*	Manager	June 30, 2011
Richard B. Gross
/s/ David C. Reed*	Manager	June 30, 2011
David C. Reed
/s/ Matthew J. Davis*	Chief Financial Officer	June 30, 2011
Matthew J. Davis

*  This Registration Statement has been signed by each of the persons so indicated by the undersigned as attorney in fact.

/s/ Timothy J. Stewart
Timothy J. Stewart, Attorney-in-Fact

EXHIBIT LIST

Exhibit Number	Description
14	Consent of the independent registered public accounting firm of the Registrant